Segment Information - Main Products and Service Revenues (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of products and services [Line Items]
Revenues	$ 207,520	$ 6,938	$ 215,483	$ 227,514
Mobile services [Member]
Disclosure of products and services [Line Items]
Revenues	58,703		63,906	75,823
Local telephone and domestic long distance telephone services [Member]
Disclosure of products and services [Line Items]
Revenues	27,929		29,996	32,247
Sales of product [Member]
Disclosure of products and services [Line Items]
Revenues	41,593		41,289	37,649
Broadband access and domestic leased line services [Member]
Disclosure of products and services [Line Items]
Revenues	22,116		22,453	22,950
Data communications internet services [Member]
Disclosure of products and services [Line Items]
Revenues	21,003		21,137	21,143
International network and leased telephone services [Member]
Disclosure of products and services [Line Items]
Revenues	7,066		8,724	9,328
Others [Member]
Disclosure of products and services [Line Items]
Revenues	$ 29,110		$ 27,978	$ 28,374